Leases	12 Months Ended
Mar. 31, 2013
Leases

10. Leases:

Lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

A portion of such rentals is paid from Nomura Research Institute, Ltd. (“NRI”), an affiliated company. See Note 21 “Affiliated companies and other equity-method investees” for more information.

The following table presents the lease deposits and rents received from NRI.

	Millions of yen
	As of or for the year ended March 31
	2011	2012	2013
Lease deposits	¥—	¥11,738	¥—
Rental income	—	3,848	4,272

The following table presents the types of assets which Nomura leases under operating leases.

	Millions of yen
	March 31, 2013
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,426	¥(1,215)	¥2,211
Aircraft	17,872	(1,332)	16,540

Total	¥21,298	¥(2,547)	¥18,751

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Nomura recognized rental income of ¥2,747 million, ¥66,180 million and ¥78,667 million for the years ended March 31, 2011, 2012 and 2013, respectively in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on noncancelable operating leases as of March 31, 2013 was ¥7,187 million and this future minimum lease payments to be received are scheduled as below:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥7,187	¥1,350	¥1,239	¥1,166	¥581	¥490	¥2,361

Lessee

Nomura leases its office spaces, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancelable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities in Japan and overseas under non-cancelable operating lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2011, 2012 and 2013 were ¥48,957 million, ¥43,536 million and ¥46,975 million, respectively. A portion of such rental expenses was paid to Nomura Land and Building Co., Ltd. (“NLB”) that became a consolidated subsidiary of Nomura in May 2011.

The following table presents lease deposits and rents paid to NLB.

	Millions of yen
	As of or for the year ended March 31
	2011	2012	2013
Lease deposits	¥4,229	¥—	¥—
Rental expenses(1)	4,358	622	—

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

The following table presents the future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2013:

Millions of yen
March 31
2013
Total minimum lease payments	¥154,254
Less: Sublease rental income	(9,338)

Net minimum lease payments	¥144,916

The future minimum lease payments above are scheduled as below as of March 31, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥154,254	¥17,801	¥16,503	¥14,393	¥11,200	¥10,585	¥83,772

Nomura leases certain equipments and facilities office in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes the real estate at the lower of its fair value or present value of minimum lease payments, which is reported within Other Assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The balances of capital lease assets as of March 31, 2012 and 2013 were ¥27,902 million and ¥24,170 million, respectively.

The following table presents the future minimum lease payments under capital leases as of March 31, 2013:

Millions of yen
March 31
2013
Total minimum lease payments	¥54,036
Less: Amount representing interest	(28,483)

Present value of net lease payments	¥25,553

The future minimum lease payments above are scheduled as below as of March 31, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥54,036	¥497	¥405	¥2,992	¥3,511	¥3,454	¥43,177

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.